Cash and Cash Equivalents (Details) - AUD ($) $ in Thousands	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash	$ 71,290		$ 38,803
Short-term deposits	1,000		51,821
Total cash and cash equivalents	72,290	[1]	90,624	[1]	$ 211,119	$ 184,559
Cash and cash equivalents	$ 100		$ 29,300

[1]	Cash and cash equivalents include $0.1 million (2024: $29.3 million) which is restricted by legal or contractual arrangements.